Notes relating to the consolidated statement of financial position - Defined Benefit Plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Minimum guaranteed reserve			€ 10
Deficit / surplus (−) of funded obligations	€ 25	€ 1
Net liability (asset)	25	1
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset)	1,007	670	486
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset)	€ 982	€ 669	€ 486
Belgium
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed rate of return on employer contributions	3.25%
Guaranteed rate of return on employee contributions	3.75%
Minimum | Belgium
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed rate of return on employer contributions	1.75%
Maximum | Belgium
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed rate of return on employer contributions	3.75%